Profit and loss information - Disclosure of income tax benefit (expense) (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
Current income tax expense	€ (8,629)	€ (6,195)	€ (15,630)	€ (11,421)
Adjustment in respect of current income tax of previous years	(459)	73	(868)	117
Adjustment in respect of deferred income tax of previous years	0	(1,279)	(310)	320
Deferred tax expense	(1,762)	(1,397)	(5,762)	(1,857)
Income tax expense reported in the income statement	€ (10,850)	€ (8,798)	€ (22,570)	€ (12,841)